CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 853	$ 271,765	$ (3,998)	$ (767)	$ (131,950)	$ 135,903
Balance, shares at Dec. 31, 2018	33,896,261
Exercise of share options and restricted share units	$ 18	974	0	0	0	992
Exercise of share options and restricted share units, shares	624,467
Share-based compensation	$ 0	3,373	0	0	0	3,373
Other comprehensive income (loss)	0	0	0	242	0	242
Net loss	0	0	0	0	(8,659)	(8,659)
Balance at Dec. 31, 2019	$ 871	276,112	(3,998)	(525)	(140,609)	131,851
Balance, shares at Dec. 31, 2019	34,520,728
Exercise of share options and restricted share units	$ 25	1,810	0	0	0	1,835
Exercise of share options and restricted share units, shares	861,910
Share-based compensation	$ 0	5,143	0	0	0	5,143
Other comprehensive income (loss)	0	0	0	671	0	671
Net loss	0	0	0	0	(9,348)	(9,348)
Balance at Dec. 31, 2020	$ 896	283,065	(3,998)	146	(149,957)	$ 130,152
Balance, shares at Dec. 31, 2020	35,382,638					35,382,638
Exercise of share options and restricted share units	$ 33	2,778	0	0	0	$ 2,811
Exercise of share options and restricted share units, shares	1,108,842
Share-based compensation	$ 0	7,960	0	0	0	7,960
Other comprehensive income (loss)	0	0	0	125	0	125
Net loss	0	0	0	0	(15,040)	(15,040)
Balance at Dec. 31, 2021	$ 929	$ 293,803	$ (3,998)	$ 271	$ (164,997)	$ 126,008
Balance, shares at Dec. 31, 2021	36,491,480					36,491,480